Average Annual Total Returns - Roundhill Innovation-100 0DTE Covered Call Strategy ETF		12 Months Ended	22 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%	18.39%
Performance Inception Date	Mar. 06, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.49%	20.71%
Performance Inception Date	Mar. 06, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.72%	14.96%
Performance Inception Date	Mar. 06, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.48%	14.29%
Performance Inception Date	Mar. 06, 2024